ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 211,084	$ 103,179
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 209,642	$ 103,179